Customer deposits (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Customer Deposits

Customer deposits
	2017	2016
Savings accounts	319,688	315,663
Credit balances on customer accounts	186,316	173,230
Corporate deposits	32,602	32,687
Other	1,222	1,328

	539,828	522,908

Schedule of Customer Deposits by Type

Customer deposits by type
	Netherlands		International		Total
	2017	2016	2017	2016	2017	2016
Non-interest bearing	15,910	13,536	21,688	16,911	37,598	30,447
Interest bearing	151,302	151,446	350,928	341,015	502,230	492,461

	167,212	164,982	372,616	357,926	539,828	522,908